Fees Summary	Jan. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 997,610,000.00
Previously Paid Amount	0.00
Total Fee Amount	152,734.09
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 152,734.09
Narrative - Max Aggregate Offering Price	$ 997,610,000.00
Final Prospectus	true